Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities from discontinued operations

	June 30,	December 31,
	2023	2022

CURRENT ASSETS:
Cash	$555,523	$829,258
Accounts receivable, net	356,330	402,309
Other receivables, net	97,768	99,405
Due from related parties	13,791	29,983
Prepayments and other current assets	104,160	202,054
Total current assets of discontinued operations	1,127,572	1,563,009

OTHER ASSETS:
Property and equipment, net	122,383	153,516
Right-of-use assets	23,512	52,813
Long-term deposits, net	16,687	18,993
Intangible assets, net	—	2,556,761
Goodwill	—	478,657
Total other assets of discontinued operations	162,582	3,260,740

Total assets of discontinued operations	$1,290,154	$4,823,749

Carrying amounts of major classes of liabilities included as part of discountinued operations of Infobird HK, Infobird WFOE, Infobird Beijing, Infobird Guiyang, Infobird Anhui, Shanghai Qishuo and Anhui Weiao:

	June 30,	December 31,
	2023	2022

CURRENT LIABILITIES:
Account payable	$3,126,502	$3,216,364
Bank loans - current	550,169	3,548,242
Othr payables and accrued liabilities	1,076,953	1,134,345
Due to related parties	19,352	53,671
Due to Infobird Cayman	17,632,181	14,013,927
Deferred revenue	1,166,920	1,460,249
Taxes payable	688,787	653,085
Lease liabilities - current	19,375	39,861
Total current liabilities of discontinued operations	24,280,239	24,119,744

OTHER LIABILITIES:
Bank loans - noncurrent	—	18,170
Lease liablities - noncurrent	—	8,602
Total other liabilities of discontinued operations	—	26,772

Total liabilities of discontinued operations	$24,280,239	$24,146,516

Schedule of income and losses from discontinued operations

	For the Six Months Ended
	June 30,	June 30,
	2023	2022

REVENUES	$2,265,425	$2,579,749
COST OF REVENUES	1,406,787	1,660,645

GROSS PROFIT	858,638	919,104

OPERATING EXPENSES:
Selling	545,824	2,434,129
General and administrative	909,818	2,901,160
Research and development	695,294	2,392,063
Long-live assets impairment	2,621,079	—
Total operating expenses	4,772,015	7,727,352

LOSS FROM OPERATIONS	(3,913,377)	(6,808,248)

OTHER INCOME (EXPENSE)
Interest income	1,282	1,993
Interest expense	(22,808)	(107,293)
Other (expense) income, net	(166,516)	(56,899)
Total other income (expense), net	(188,042)	(162,199)

LOSS BEFORE INCOME TAXES	(4,101,419)	(6,970,447)

PROVISION FOR (BENEFIT OF) INCOME TAXES	—	(38,125)

NET LOSS FROM DISCONTINUED OPERATIONS	(4,101,419)	(6,932,322)